JPMorgan Trust I

270 Park Avenue

New York, New York 10017

August 30, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”) on behalf of

JPMorgan Asia Pacific Focus Fund,

JPMorgan Ex-G4 Currency Strategies Fund

JPMorgan Global Unconstrained Equity Fund

JPMorgan International Unconstrained Equity Fund

JPMorgan Total Emerging Markets Fund

(each, a “Fund”, and collectively, the “Funds”)

File No. 811-21295 and 333-103022

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) thereunder and (2) the Investment Company Act of 1940, as amended (“1940 Act”), is Post-Effective Amendment No. 172 (Amendment No.173 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (“Amendment”). This filing is being made for the purpose of registering the Funds as new series of the Trust. Included in the filing are the prospectuses and statement of additional information for the Funds.

JPMorgan Asia Pacific Focus Fund seeks to provide long-term capital growth. The Fund primarily invests in the securities of companies in the Asia Pacific region and is generally unconstrained by capitalization, sector or style. We are registering Class A, Class C and Select Class Shares for this Fund.

JPMorgan Ex-G4 Currency Strategies Fund seeks to provide total return. The Fund seeks exposure to a combination of currencies other than G4 currencies. The G4 currencies are the U.S. Dollar, Euro,Yen and the Pound Sterling (GBP). “Currency Strategies” in the Fund’s name refers to the Fund’s strategies of investing in debt securities and using derivatives to gain exposure to non-G4 currencies and to hedge U.S. dollar investments to other currencies. We are registering Class A, Class C and Select Class Shares for this Fund.

JPMorgan Global Unconstrained Fund seeks to provide long-term capital appreciation. The Fund primarily invests in equity securities of global (U.S. and foreign) companies and is generally unconstrained by any particular capitalization, style or sector and may invest in any region or country, including emerging markets. The Fund may at any time focus on companies of any particular capitalization, sizes, sectors and/or locations. We are registering Class A, Class C, Select Class, Class R2, Class R5 and Class R6 Shares for this Fund.

JPMorgan International Unconstrained Equity Fund seeks to provide long-term capital appreciation. The Fund primarily invests in the equity securities of foreign companies, including those in emerging markets, and is generally unconstrained by any particular capitalization, style or sector and may invest in any foreign country. We are registering Class A, Class C, Select Class, Class R2, Class R5 and Class R6 Shares for this Fund.

JPMorgan Total Emerging Markets Fund seeks to achieve total return. The Fund is an emerging markets portfolio that employs strategic and tactical asset selection and allocation processes to actively invest in equity and debt instruments depending on the adviser’s convictions. We are registering Class A, Class C, Select Class, Class R2, Class R5 and Class R6 Shares for this Fund.

If you have any questions or comments, please contact me at (212) 648-2085.

Sincerely,

/s/John T. Fitzgerald

John T. Fitzgerald

Assistant Secretary

cc:	Vincent Di Stefano